Summary of Significant Accounting Policies (Details) - Schedule of the estimated useful lives of property and equipment	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	5 years
Furniture and fixtures	5 years
Computers and equipment	2 years
Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	15 years
Furniture and fixtures	7 years
Computers and equipment	5 years